Inventories, net	12 Months Ended
Dec. 31, 2020
Inventories, net
Inventories, net
10. Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Products	58,795,341	60,454,174
Packing materials and others	223,234	470,386

Inventories	59,018,575	60,924,560
Inventory valuation allowance	(1,086,419)	(1,992,041)

Inventories, net	57,932,156	58,932,519